Document and Entity Information	Dec. 20, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001823634
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 20, 2022
Entity Registrant Name	CARNEY TECHNOLOGY ACQUISITION CORP. II
Entity Incorporation State Country Code	DE
Entity File Number	001-39779
Entity Tax Identification Number	85-2832589
Entity Address, Address Line One	630 Ramona Street
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(619)
Local Phone Number	736-6855
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	CTAQU
Security Exchange Name	NASDAQ
Shares Of Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A Common Stock, par value $0.0001 per share
Trading Symbol	CTAQ
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	CTAQW
Security Exchange Name	NASDAQ